UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06071

Deutsche Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 5/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of May 31, 2017 (Unaudited)

Deutsche U.S. Multi-Factor Fund

	Shares	Value ($)
Common Stocks 99.7%
Consumer Discretionary 17.1%
Auto Components 1.0%
BorgWarner, Inc.	16	680
Delphi Automotive PLC	12	1,056
Gentex Corp.	141	2,676
Goodyear Tire & Rubber Co.	41	1,321
Lear Corp.	52	7,750
Visteon Corp.*	60	6,017
		19,500
Automobiles 0.6%
Ford Motor Co.	87	968
General Motors Co.	38	1,289
Harley-Davidson, Inc.	108	5,725
Thor Industries, Inc.	42	3,802
		11,784
Distributors 1.0%
Genuine Parts Co.	135	12,504
LKQ Corp.*	106	3,338
Pool Corp.	38	4,527
		20,369
Diversified Consumer Services 0.2%
Graham Holdings Co. "B"	1	599
H&R Block, Inc.	21	557
Service Corp. International	57	1,817
ServiceMaster Global Holdings, Inc.*	11	416
		3,389
Hotels, Restaurants & Leisure 4.0%
Aramark	77	2,869
Brinker International, Inc.	88	3,452
Carnival Corp.	51	3,268
Chipotle Mexican Grill, Inc.*	1	477
Choice Hotels International, Inc.	12	779
Darden Restaurants, Inc.	136	12,095
Domino's Pizza, Inc.	26	5,505
Dunkin' Brands Group, Inc.	27	1,580
Hilton Worldwide Holdings, Inc.	14	931
Hyatt Hotels Corp. "A"*	16	923
International Game Technology PLC	19	337
Las Vegas Sands Corp.	12	710
Marriott International, Inc. "A"	42	4,521
McDonald's Corp.	14	2,112
Panera Bread Co. "A"*	15	4,717
Royal Caribbean Cruises Ltd.	5	551
Six Flags Entertainment Corp.	34	2,053
Starbucks Corp.	19	1,209
The Wendy's Co.	135	2,183
Vail Resorts, Inc.	25	5,348
Wyndham Worldwide Corp.	53	5,352
Yum China Holdings, Inc.*	193	7,413
Yum! Brands, Inc.	164	11,913
		80,298
Household Durables 1.3%
D.R. Horton, Inc.	37	1,210
Garmin Ltd.	58	3,018
Leggett & Platt, Inc.	120	6,243
Lennar Corp. "A"	9	462
Mohawk Industries, Inc.*	7	1,675
Newell Brands, Inc.	17	900
NVR, Inc.*	1	2,282
Tupperware Brands Corp.	63	4,530
Whirlpool Corp.	31	5,752
		26,072
Internet & Direct Marketing Retail 0.3%
Liberty Expedia Holdings, Inc. "A"*	39	2,034
Liberty Interactive Corp. QVC Group "A"*	13	305
Liberty Ventures "A"*	21	1,132
The Priceline Group, Inc.*	1	1,877
		5,348
Leisure Products 0.6%
Brunswick Corp.	28	1,547
Hasbro, Inc.	59	6,211
Mattel, Inc.	133	3,047
Polaris Industries, Inc.	30	2,508
		13,313
Media 2.5%
Cable One, Inc.	6	4,312
CBS Corp. "B"	81	4,950
Cinemark Holdings, Inc.	108	4,274
Comcast Corp. "A"	36	1,501
Discovery Communications, Inc. "A"*	47	1,245
Discovery Communications, Inc. "C"*	69	1,782
DISH Network Corp. "A"*	4	255
Interpublic Group of Companies, Inc.	126	3,141
John Wiley & Sons, Inc. "A"	71	3,600
Liberty Media Corp.-Liberty SiriusXM "A"*	17	708
Liberty Media Corp.-Liberty SiriusXM "C"*	51	2,125
Live Nation Entertainment, Inc.*	19	655
News Corp. "A"	138	1,846
News Corp. "B"	38	521
Omnicom Group, Inc.	106	8,874
Regal Entertainment Group "A"	117	2,434
Scripps Networks Interactive, Inc. "A"	29	1,920
Sirius XM Holdings, Inc.	270	1,417
TEGNA, Inc.	20	475
Time Warner, Inc.	30	2,985
Twenty-First Century Fox, Inc. "A"	39	1,058
Viacom, Inc. "B"	24	835
Walt Disney Co.	6	648
		51,561
Multiline Retail 1.4%
Dillard's, Inc. "A"	16	824
Dollar General Corp.	78	5,724
Kohl's Corp.	108	4,150
Macy's, Inc.	141	3,314
Nordstrom, Inc.	184	7,691
Target Corp.	126	6,949
		28,652
Specialty Retail 3.3%
Advance Auto Parts, Inc.	15	2,004
AutoZone, Inc.*	5	3,030
Bed Bath & Beyond, Inc.	66	2,271
Best Buy Co., Inc.	51	3,029
Burlington Stores, Inc.*	24	2,348
Cabela's, Inc.*	8	423
CarMax, Inc.*	14	880
CST Brands, Inc.	14	677
Dick's Sporting Goods, Inc.	155	6,375
Foot Locker, Inc.	111	6,595
GameStop Corp. "A"	11	244
Home Depot, Inc.	6	921
L Brands, Inc.	10	516
Lowe's Companies, Inc.	33	2,599
Murphy USA, Inc.*	10	680
O'Reilly Automotive, Inc.*	12	2,905
Penske Automotive Group, Inc.	16	678
Ross Stores, Inc.	126	8,054
Sally Beauty Holdings, Inc.*	42	757
Signet Jewelers Ltd.	3	144
Staples, Inc.	321	2,915
The Gap, Inc.	90	2,025
The Michaels Companies, Inc.*	39	754
Tiffany & Co.	39	3,391
TJX Companies, Inc.	78	5,866
Tractor Supply Co.	14	772
Ulta Salon, Cosmetics & Fragrance, Inc.*	7	2,134
Urban Outfitters, Inc.*	75	1,415
Williams-Sonoma, Inc.	40	1,946
		66,348
Textiles, Apparel & Luxury Goods 0.9%
Carter's, Inc.	26	2,136
Coach, Inc.	112	5,175
Hanesbrands, Inc.	19	392
Lululemon Athletica, Inc.*	8	386
Michael Kors Holdings Ltd.*	38	1,261
NIKE, Inc. "B"	10	530
PVH Corp.	48	5,086
Ralph Lauren Corp.	26	1,763
VF Corp.	32	1,722
		18,451
Consumer Staples 6.6%
Beverages 0.4%
Brown-Forman Corp. "B"	27	1,403
Coca-Cola Co.	7	318
Constellation Brands, Inc. "A"	5	914
Dr. Pepper Snapple Group, Inc.	24	2,227
Molson Coors Brewing Co. "B"	10	948
PepsiCo, Inc.	11	1,286
		7,096
Food & Staples Retailing 1.6%
Casey's General Stores, Inc.	11	1,280
Costco Wholesale Corp.	21	3,789
CVS Health Corp.	4	307
Kroger Co.	22	655
Sprouts Farmers Market, Inc.*	17	407
Sysco Corp.	353	19,260
U.S. Foods Holding Corp.*	17	509
Wal-Mart Stores, Inc.	13	1,022
Walgreens Boots Alliance, Inc.	22	1,783
Whole Foods Market, Inc.	95	3,324
		32,336
Food Products 3.6%
Archer-Daniels-Midland Co.	236	9,813
Bunge Ltd.	33	2,639
Campbell Soup Co.	45	2,594
Conagra Foods, Inc.	55	2,120
General Mills, Inc.	69	3,915
Hain Celestial Group, Inc.*	13	454
Hormel Foods Corp.	44	1,480
Ingredion, Inc.	61	6,960
Kellogg Co.	22	1,575
Lamb Weston Holdings, Inc.	132	6,126
McCormick & Co., Inc.	46	4,791
Mead Johnson Nutrition Co.	29	2,593
Mondelez International, Inc. "A"	55	2,562
Pinnacle Foods, Inc.	51	3,178
Post Holdings, Inc.*	11	884
The Hershey Co.	56	6,455
The JM Smucker Co.	40	5,114
TreeHouse Foods, Inc.*	8	617
Tyson Foods, Inc. "A"	148	8,486
		72,356
Household Products 0.7%
Church & Dwight Co., Inc.	105	5,424
Clorox Co.	15	2,036
Colgate-Palmolive Co.	31	2,367
Energizer Holdings, Inc.	10	536
Kimberly-Clark Corp.	11	1,427
Procter & Gamble Co.	6	529
Spectrum Brands Holdings, Inc.	15	2,017
		14,336
Personal Products 0.2%
Edgewell Personal Care Co.*	12	878
Estee Lauder Companies, Inc. "A"	25	2,353
		3,231
Tobacco 0.1%
Altria Group, Inc.	21	1,584
Philip Morris International, Inc.	11	1,318
		2,902
Energy 0.7%
Energy Equipment & Services 0.2%
Baker Hughes, Inc.	8	441
Dril-Quip, Inc.*	15	744
Halliburton Co.	12	542
Helmerich & Payne, Inc.	14	737
National Oilwell Varco, Inc.	25	817
Patterson-UTI Energy, Inc.	19	405
Schlumberger Ltd.	8	557
		4,243
Oil, Gas & Consumable Fuels 0.5%
Apache Corp.	7	327
Cabot Oil & Gas Corp.	24	533
Chevron Corp.	5	517
ConocoPhillips	5	223
Devon Energy Corp.	24	816
EQT Corp.	23	1,271
Exxon Mobil Corp.	6	483
Kinder Morgan, Inc.	36	675
Murphy Oil Corp.	11	269
ONEOK, Inc.	8	397
Phillips 66	16	1,218
Pioneer Natural Resources Co.	2	334
Valero Energy Corp.	21	1,291
World Fuel Services Corp.	19	672
		9,026
Financials 15.1%
Banks 1.9%
Associated Banc-Corp.	41	978
Bank of Hawaii Corp.	14	1,088
BankUnited, Inc.	12	398
BB&T Corp.	36	1,499
BOK Financial Corp.	7	564
CIT Group, Inc.	44	1,982
Citigroup, Inc.	5	303
Citizens Financial Group, Inc.	34	1,159
Comerica, Inc.	27	1,851
Commerce Bancshares, Inc.	22	1,178
Cullen/Frost Bankers, Inc.	15	1,375
East West Bancorp., Inc.	21	1,149
Fifth Third Bancorp.	137	3,252
First Horizon National Corp.	35	593
First Republic Bank	14	1,289
Huntington Bancshares, Inc.	103	1,292
JPMorgan Chase & Co.	2	164
KeyCorp	94	1,642
M&T Bank Corp.	10	1,565
PacWest Bancorp.	25	1,167
People's United Financial, Inc.	49	812
PNC Financial Services Group, Inc.	16	1,899
Popular, Inc.	60	2,232
Regions Financial Corp.	153	2,118
Signature Bank*	3	429
SunTrust Banks, Inc.	45	2,402
SVB Financial Group*	3	512
Synovus Financial Corp.	21	859
TCF Financial Corp.	55	828
U.S. Bancorp.	23	1,170
Western Alliance Bancorp.*	11	503
Zions Bancorp.	21	841
		39,093
Capital Markets 3.4%
Affiliated Managers Group, Inc.	14	2,154
Ameriprise Financial, Inc.	18	2,174
Bank of New York Mellon Corp.	24	1,131
BlackRock, Inc.	2	819
CBOE Holdings, Inc.	39	3,368
CME Group, Inc.	10	1,173
Donnelley Financial Solution, Inc.*	30	683
E*TRADE Financial Corp.*	11	381
Eaton Vance Corp.	153	7,125
FactSet Research Systems, Inc.	21	3,480
Federated Investors, Inc. "B"	60	1,594
Franklin Resources, Inc.	118	4,931
Intercontinental Exchange, Inc.	15	903
Invesco Ltd.	88	2,790
Lazard Ltd. "A"	65	2,893
LPL Financial Holdings, Inc.	18	701
MarketAxess Holdings, Inc.	15	2,859
Moody's Corp.	32	3,790
Morgan Stanley	11	459
Morningstar, Inc.	8	585
MSCI, Inc.	29	2,950
Nasdaq, Inc.	35	2,368
Northern Trust Corp.	19	1,661
Raymond James Financial, Inc.	12	867
S&P Global, Inc.	34	4,856
SEI Investments Co.	27	1,352
State Street Corp.	7	570
T. Rowe Price Group, Inc.	103	7,255
TD Ameritrade Holding Corp.	20	747
The Goldman Sachs Group, Inc.	3	634
Thomson Reuters Corp.	44	1,921
		69,174
Consumer Finance 0.7%
Ally Financial, Inc.	50	927
American Express Co.	28	2,154
Capital One Financial Corp.	30	2,308
Discover Financial Services	92	5,400
Navient Corp.	48	693
SLM Corp.*	77	800
Synchrony Financial	101	2,712
		14,994
Diversified Financial Services 0.2%
Berkshire Hathaway, Inc. "B"*	11	1,818
Leucadia National Corp.	26	634
Voya Financial, Inc.	22	752
		3,204
Insurance 8.4%
Aflac, Inc.	91	6,860
Alleghany Corp.*	5	2,937
Allied World Assurance Co. Holdings AG	34	1,787
Allstate Corp.	87	7,512
American Financial Group, Inc.	26	2,596
American International Group, Inc.	8	509
American National Insurance Co.	4	470
Aon PLC	50	6,545
Arch Capital Group Ltd.*	37	3,598
Arthur J. Gallagher & Co.	117	6,637
Aspen Insurance Holdings Ltd.	57	2,896
Assurant, Inc.	13	1,274
Assured Guaranty Ltd.	116	4,531
Axis Capital Holdings Ltd.	88	5,771
Brown & Brown, Inc.	98	4,256
Chubb Ltd.	15	2,148
Cincinnati Financial Corp.	75	5,256
CNA Financial Corp.	8	365
Erie Indemnity Co. "A"	4	471
Everest Re Group Ltd.	37	9,422
First American Financial Corp.	95	4,134
FNF Group	109	4,644
Hanover Insurance Group, Inc.	29	2,418
Hartford Financial Services Group, Inc.	53	2,618
Lincoln National Corp.	30	1,949
Loews Corp.	55	2,594
Markel Corp.*	2	1,955
Marsh & McLennan Companies, Inc.	137	10,626
Mercury General Corp.	15	840
MetLife, Inc.	23	1,164
Old Republic International Corp.	92	1,820
Principal Financial Group, Inc.	62	3,900
ProAssurance Corp.	16	953
Progressive Corp.	244	10,353
Prudential Financial, Inc.	26	2,726
Reinsurance Group of America, Inc.	45	5,603
RenaissanceRe Holdings Ltd.	37	5,286
The Travelers Companies, Inc.	37	4,619
Torchmark Corp.	84	6,342
Unum Group	114	5,128
Validus Holdings Ltd.	72	3,845
W.R. Berkley Corp.	58	4,001
White Mountains Insurance Group Ltd.	2	1,720
XL Group Ltd.	70	3,058
		168,137
Mortgage Real Estate Investment Trusts (REITs) 0.5%
AGNC Investment Corp.	96	1,996
Chimera Investment Corp.	122	2,269
MFA Financial, Inc.	317	2,638
Starwood Property Trust, Inc.	60	1,321
Two Harbors Investment Corp.	97	968
		9,192
Health Care 7.7%
Biotechnology 0.2%
AbbVie, Inc.	8	528
Amgen, Inc.	4	621
Biogen, Inc.*	4	991
Gilead Sciences, Inc.	6	389
United Therapeutics Corp.*	4	484
		3,013
Health Care Equipment & Supplies 2.9%
Abbott Laboratories	54	2,466
Align Technology, Inc.*	14	2,033
Baxter International, Inc.	59	3,499
Becton, Dickinson & Co.	19	3,595
Boston Scientific Corp.*	24	649
C.R. Bard, Inc.	17	5,226
Danaher Corp.	18	1,529
DENTSPLY SIRONA, Inc.	27	1,715
Edwards Lifesciences Corp.*	16	1,841
Hill-Rom Holdings, Inc.	43	3,326
Hologic, Inc.*	31	1,343
IDEXX Laboratories, Inc.*	24	4,041
Intuitive Surgical, Inc.*	3	2,744
Medtronic PLC	13	1,096
ResMed, Inc.	33	2,346
Stryker Corp.	27	3,860
Teleflex, Inc.	18	3,600
The Cooper Companies, Inc.	16	3,500
Varex Imaging Corp.*	19	653
Varian Medical Systems, Inc.*	46	4,555
West Pharmaceutical Services, Inc.	43	4,172
		57,789
Health Care Providers & Services 3.3%
Aetna, Inc.	52	7,533
AmerisourceBergen Corp.	6	551
Anthem, Inc.	31	5,653
Cardinal Health, Inc.	38	2,823
Centene Corp.*	15	1,089
Cigna Corp.	24	3,870
DaVita, Inc.*	27	1,789
Envision Healthcare Corp.*	5	273
Express Scripts Holding Co.*	34	2,031
HCA Healthcare, Inc.*	44	3,604
Henry Schein, Inc.*	37	6,807
Humana, Inc.	24	5,574
Laboratory Corp. of America Holdings*	4	556
LifePoint Health, Inc.*	8	486
McKesson Corp.	5	815
MEDNAX, Inc.*	12	652
Patterson Companies, Inc.	51	2,252
Quest Diagnostics, Inc.	72	7,831
UnitedHealth Group, Inc.	9	1,577
Universal Health Services, Inc. "B"	28	3,182
VCA, Inc.*	45	4,146
WellCare Health Plans, Inc.*	22	3,780
		66,874
Health Care Technology 0.0%
Cerner Corp.*	14	915
Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.	41	2,474
Bio-Rad Laboratories, Inc. "A"*	9	2,011
Bio-Techne Corp.	24	2,690
Bruker Corp.	22	599
Charles River Laboratories International, Inc.*	11	1,012
Mettler-Toledo International, Inc.*	9	5,245
Patheon NV*	15	521
PerkinElmer, Inc.	12	757
QIAGEN NV*	28	940
Quintiles IMS Holdings, Inc.*	8	691
Thermo Fisher Scientific, Inc.	11	1,901
VWR Corp.*	31	1,025
Waters Corp.*	16	2,874
		22,740
Pharmaceuticals 0.2%
Eli Lilly & Co.	8	637
Johnson & Johnson	6	769
Merck & Co., Inc.	17	1,107
Pfizer, Inc.	15	490
Zoetis, Inc.	14	872
		3,875
Industrials 17.7%
Aerospace & Defense 2.6%
Arconic, Inc.	39	1,071
Boeing Co.	18	3,377
BWX Technologies, Inc.	97	4,714
General Dynamics Corp.	23	4,675
HEICO Corp.	7	519
HEICO Corp. "A"	15	940
Hexcel Corp.	30	1,543
Huntington Ingalls Industries, Inc.	49	9,595
L3 Technologies, Inc.	20	3,372
Lockheed Martin Corp.	3	843
Northrop Grumman Corp.	17	4,407
Orbital ATK, Inc.	7	712
Raytheon Co.	17	2,788
Rockwell Collins, Inc.	31	3,381
Spirit AeroSystems Holdings, Inc. "A"	90	4,904
Textron, Inc.	34	1,625
TransDigm Group, Inc.	6	1,608
United Technologies Corp.	21	2,547
		52,621
Air Freight & Logistics 0.9%
C.H. Robinson Worldwide, Inc.	105	7,036
Expeditors International of Washington, Inc.	103	5,498
FedEx Corp.	15	2,908
United Parcel Service, Inc. "B"	22	2,331
		17,773
Airlines 1.0%
Alaska Air Group, Inc.	50	4,353
American Airlines Group, Inc.	13	629
Copa Holdings SA "A"	2	226
Delta Air Lines, Inc.	56	2,751
JetBlue Airways Corp.*	79	1,771
Southwest Airlines Co.	146	8,773
Spirit Airlines, Inc.*	17	903
United Continental Holdings, Inc.*	22	1,753
		21,159
Building Products 0.6%
A.O. Smith Corp.	61	3,347
Allegion PLC	5	393
Armstrong World Industries, Inc.*	6	250
Fortune Brands Home & Security, Inc.	15	947
Lennox International, Inc.	20	3,542
Masco Corp.	52	1,937
Owens Corning	43	2,683
		13,099
Commercial Services & Supplies 1.3%
Cintas Corp.	45	5,664
Clean Harbors, Inc.*	25	1,460
Copart, Inc.*	199	6,207
Covanta Holding Corp.	21	310
KAR Auction Services, Inc.	56	2,440
LSC Communications, Inc.	26	553
Republic Services, Inc.	49	3,117
Rollins, Inc.	59	2,541
Waste Management, Inc.	44	3,208
		25,500
Construction & Engineering 1.1%
AECOM*	36	1,156
Fluor Corp.	81	3,634
Jacobs Engineering Group, Inc.	139	7,286
KBR, Inc.	34	463
Quanta Services, Inc.*	227	6,960
Valmont Industries, Inc.	14	2,050
		21,549
Electrical Equipment 0.8%
Acuity Brands, Inc.	3	489
AMETEK, Inc.	18	1,098
Eaton Corp. PLC	64	4,952
Emerson Electric Co.	34	2,010
Hubbell, Inc.	25	2,898
Regal-Beloit Corp.	9	713
Rockwell Automation, Inc.	31	4,920
		17,080
Industrial Conglomerates 0.5%
3M Co.	11	2,249
Carlisle Companies, Inc.	45	4,560
Honeywell International, Inc.	12	1,596
Roper Technologies, Inc.	4	909
		9,314
Machinery 5.3%
AGCO Corp.	46	2,945
Allison Transmission Holdings, Inc.	57	2,207
Caterpillar, Inc.	24	2,530
Colfax Corp.*	13	527
Crane Co.	31	2,405
Cummins, Inc.	65	10,251
Deere & Co.	27	3,307
Donaldson Co., Inc.	91	4,364
Dover Corp.	40	3,302
Flowserve Corp.	28	1,358
Fortive Corp.	46	2,873
Graco, Inc.	38	4,175
IDEX Corp.	28	3,037
Illinois Tool Works, Inc.	29	4,095
Ingersoll-Rand PLC	42	3,763
ITT, Inc.	59	2,243
Lincoln Electric Holdings, Inc.	55	4,916
Middleby Corp.*	6	770
Nordson Corp.	21	2,434
Oshkosh Corp.	45	2,840
PACCAR, Inc.	92	5,792
Parker Hannifin Corp.	38	5,984
Pentair PLC	11	728
Snap-on, Inc.	18	2,910
Stanley Black & Decker, Inc.	51	7,020
Timken Co.	44	2,031
Toro Co.	75	5,137
WABCO Holdings, Inc.*	21	2,558
Wabtec Corp.	48	3,924
Welbilt, Inc.*	133	2,572
Xylem, Inc.	64	3,337
		106,335
Marine 0.1%
Kirby Corp.*	43	2,849
Professional Services 0.6%
Dun & Bradstreet Corp.	11	1,152
Equifax, Inc.	41	5,609
ManpowerGroup, Inc.	16	1,630
Nielsen Holdings PLC	31	1,193
Robert Half International, Inc.	62	2,882
		12,466
Road & Rail 1.8%
AMERCO	1	369
CSX Corp.	103	5,580
Genesee & Wyoming, Inc. "A"*	19	1,244
Hertz Global Holdings, Inc.*	51	521
J.B. Hunt Transport Services, Inc.	61	5,208
Kansas City Southern	27	2,570
Landstar System, Inc.	75	6,266
Norfolk Southern Corp.	24	2,977
Old Dominion Freight Line, Inc.	59	5,270
Ryder System, Inc.	34	2,258
Union Pacific Corp.	29	3,199
		35,462
Trading Companies & Distributors 1.1%
Air Lease Corp.	25	923
Fastenal Co.	64	2,763
HD Supply Holdings, Inc.*	73	2,946
MSC Industrial Direct Co., Inc. "A"	57	4,785
United Rentals, Inc.*	6	652
W.W. Grainger, Inc.	21	3,618
Watsco, Inc.	27	3,810
WESCO International, Inc.*	29	1,773
		21,270
Transportation Infrastructure 0.0%
Macquarie Infrastructure Corp.	5	390
Information Technology 13.7%
Communications Equipment 1.1%
Brocade Communications Systems, Inc.	35	442
Cisco Systems, Inc.	37	1,167
EchoStar Corp. "A"*	34	2,008
F5 Networks, Inc.*	33	4,228
Harris Corp.	52	5,832
Juniper Networks, Inc.	31	909
Motorola Solutions, Inc.	89	7,438
		22,024
Electronic Equipment, Instruments & Components 1.7%
Amphenol Corp. "A"	57	4,252
Arrow Electronics, Inc.*	47	3,553
Avnet, Inc.	15	550
CDW Corp.	24	1,444
Cognex Corp.	24	2,196
Corning, Inc.	307	8,934
Dolby Laboratories, Inc. "A"	56	2,822
FLIR Systems, Inc.	85	3,221
IPG Photonics Corp.*	3	417
Jabil Circuit, Inc.	17	509
Keysight Technologies, Inc.*	63	2,434
National Instruments Corp.	30	1,144
Trimble, Inc.*	35	1,261
Zebra Technologies Corp. "A"*	5	522
		33,259
Internet Software & Services 0.4%
Akamai Technologies, Inc.*	22	1,037
eBay, Inc.*	156	5,351
IAC/InterActiveCorp.*	7	745
VeriSign, Inc.*	13	1,172
		8,305
IT Services 3.0%
Accenture PLC "A"	21	2,614
Alliance Data Systems Corp.	2	482
Amdocs Ltd.	104	6,737
Automatic Data Processing, Inc.	29	2,969
Booz Allen Hamilton Holding Corp.	26	1,025
Broadridge Financial Solutions, Inc.	57	4,326
Cognizant Technology Solutions Corp. "A"	29	1,940
Conduent, Inc.*	36	591
CoreLogic, Inc.*	18	779
DST Systems, Inc.	15	1,812
DXC Technology Co.*	14	1,085
Euronet Worldwide, Inc.*	7	611
Fidelity National Information Services, Inc.	5	429
Fiserv, Inc.*	26	3,257
FleetCor Technologies, Inc.*	5	721
Gartner, Inc.*	21	2,512
Genpact Ltd.	44	1,202
International Business Machines Corp.	10	1,526
Jack Henry & Associates, Inc.	37	3,930
Leidos Holdings, Inc.	52	2,889
MasterCard, Inc. "A"	9	1,106
Paychex, Inc.	46	2,725
PayPal Holdings, Inc.*	14	731
Sabre Corp.	27	606
Teradata Corp.*	21	573
Total System Services, Inc.	26	1,548
Vantiv, Inc. "A"*	33	2,070
Visa, Inc. "A"	7	667
Western Union Co.	440	8,369
WEX, Inc.*	11	1,124
		60,956
Semiconductors & Semiconductor Equipment 3.2%
Analog Devices, Inc.	91	7,804
Applied Materials, Inc.	209	9,589
Broadcom Ltd.	5	1,197
Intel Corp.	38	1,372
KLA-Tencor Corp.	43	4,472
Lam Research Corp.	54	8,379
Maxim Integrated Products, Inc.	60	2,868
Microchip Technology, Inc.	58	4,831
NVIDIA Corp.	12	1,732
ON Semiconductor Corp.*	73	1,130
Qorvo, Inc.*	5	390
QUALCOMM, Inc.	43	2,463
Skyworks Solutions, Inc.	17	1,809
Teradyne, Inc.	152	5,404
Texas Instruments, Inc.	59	4,867
Versum Materials, Inc.	118	3,663
Xilinx, Inc.	39	2,602
		64,572
Software 3.2%
Activision Blizzard, Inc.	9	527
Adobe Systems, Inc.*	11	1,560
ANSYS, Inc.*	22	2,779
CA, Inc.	95	3,018
Cadence Design Systems, Inc.*	191	6,712
CDK Global, Inc.	30	1,844
Citrix Systems, Inc.*	28	2,311
Dell Technologies, Inc. "V"*	34	2,359
Electronic Arts, Inc.*	20	2,267
Fortinet, Inc.*	10	393
Intuit, Inc.	46	6,469
Microsoft Corp.	7	489
Oracle Corp.	9	409
Red Hat, Inc.*	12	1,075
salesforce.com, Inc.*	4	359
Symantec Corp.	652	19,762
Synopsys, Inc.*	134	10,033
Ultimate Software Group, Inc.*	3	662
VMware, Inc. "A"*	20	1,943
		64,971
Technology Hardware, Storage & Peripherals 1.1%
Apple, Inc.	6	917
Hewlett Packard Enterprise Co.	73	1,373
HP, Inc.	607	11,387
NCR Corp.*	51	1,965
NetApp, Inc.	103	4,171
Xerox Corp.	173	1,223
		21,036
Materials 6.9%
Chemicals 3.2%
AdvanSix, Inc.*	39	1,122
Air Products & Chemicals, Inc.	28	4,034
Albemarle Corp.	3	341
Ashland Global Holdings, Inc.	15	998
Axalta Coating Systems Ltd.*	18	563
Cabot Corp.	60	3,134
Celanese Corp. Series A	32	2,770
Dow Chemical Co.	68	4,213
E.I. du Pont de Nemours & Co.	13	1,026
Eastman Chemical Co.	59	4,727
Ecolab, Inc.	16	2,125
FMC Corp.	5	377
Huntsman Corp.	26	621
International Flavors & Fragrances, Inc.	18	2,482
LyondellBasell Industries NV "A"	27	2,174
Monsanto Co.	19	2,231
NewMarket Corp.	4	1,861
PPG Industries, Inc.	42	4,467
Praxair, Inc.	43	5,688
RPM International, Inc.	118	6,399
Scotts Miracle-Gro Co.	24	2,079
The Mosaic Co.	114	2,580
The Sherwin-Williams Co.	10	3,318
Valspar Corp.	21	2,373
Valvoline, Inc.	71	1,592
W.R. Grace & Co.	4	287
Westlake Chemical Corp.	11	676
		64,258
Construction Materials 0.2%
Eagle Materials, Inc.	11	1,037
Martin Marietta Materials, Inc.	9	2,017
Vulcan Materials Co.	6	748
		3,802
Containers & Packaging 2.3%
AptarGroup, Inc.	20	1,700
Avery Dennison Corp.	85	7,162
Ball Corp.	12	491
Bemis Co., Inc.	85	3,794
Berry Global Group, Inc.*	40	2,320
Crown Holdings, Inc.*	35	2,021
Graphic Packaging Holding Co.	147	1,986
International Paper Co.	170	8,990
Owens-Illinois, Inc.*	22	496
Packaging Corp. of America	60	6,130
Sealed Air Corp.	49	2,176
Silgan Holdings, Inc.	26	827
Sonoco Products Co.	125	6,339
WestRock Co.	54	2,939
		47,371
Metals & Mining 1.1%
Alcoa Corp.	136	4,480
Compass Minerals International, Inc.	9	577
Newmont Mining Corp.	19	649
Nucor Corp.	111	6,449
Reliance Steel & Aluminum Co.	108	7,879
Steel Dynamics, Inc.	79	2,685
		22,719
Paper & Forest Products 0.1%
Domtar Corp.	51	1,855
Real Estate 4.0%
Equity Real Estate Investment Trusts (REITs) 4.0%
Alexandria Real Estate Equities, Inc.	8	934
American Campus Communities, Inc.	15	712
American Tower Corp.	10	1,312
Apartment Investment & Management Co. "A"	10	429
Apple Hospitality REIT, Inc.	20	374
AvalonBay Communities, Inc.	6	1,148
Boston Properties, Inc.	7	849
Brixmor Property Group, Inc.	18	325
Camden Property Trust	23	1,916
Colony NorthStar, Inc. "A"	56	791
CoreCivic, Inc.	13	374
Corporate Office Properties Trust	103	3,474
Crown Castle International Corp.	36	3,659
DCT Industrial Trust, Inc.	24	1,265
Digital Realty Trust, Inc.	17	2,009
Douglas Emmett, Inc.	16	607
Duke Realty Corp.	51	1,462
Empire State Realty Trust, Inc. "A"	23	478
EPR Properties	41	2,907
Equinix, Inc.	2	882
Equity Commonwealth*	11	342
Equity Lifestyle Properties, Inc.	17	1,435
Equity Residential	12	781
Essex Property Trust, Inc.	2	514
Federal Realty Investment Trust	6	736
Forest City Realty Trust, Inc. "A"	35	797
Gaming and Leisure Properties, Inc.	56	2,056
GGP, Inc.	50	1,114
Highwoods Properties, Inc.	20	1,008
Hospitality Properties Trust	76	2,198
Host Hotels & Resorts, Inc.	197	3,544
Iron Mountain, Inc.	32	1,118
Kilroy Realty Corp.	23	1,684
Kimco Realty Corp.	116	2,035
Lamar Advertising Co.	48	3,361
Liberty Property Trust	74	3,041
Mid-America Apartment Communities, Inc.	17	1,733
National Retail Properties, Inc.	28	1,074
Omega Healthcare Investors, Inc.	20	626
Piedmont Office Realty Trust, Inc. "A"	38	805
Prologis, Inc.	34	1,888
Public Storage	4	861
Quality Care Properties, Inc.*	53	897
Rayonier, Inc.	25	702
Realty Income Corp.	19	1,044
Regency Centers Corp.	16	974
Retail Properties of America, Inc. "A"	61	750
SBA Communications Corp.*	8	1,106
Senior Housing Properties Trust	99	2,093
Simon Property Group, Inc.	7	1,080
SL Green Realty Corp.	4	404
Spirit Realty Capital, Inc.	36	260
STORE Capital Corp.	24	489
Sun Communities, Inc.	14	1,206
Tanger Factory Outlet Centers, Inc.	85	2,215
Taubman Centers, Inc.	10	612
The Macerich Co.	15	861
Ventas, Inc.	18	1,197
Vornado Realty Trust	11	1,014
Weingarten Realty Investors	34	1,023
Welltower, Inc.	12	871
Weyerhaeuser Co.	52	1,714
WP Carey, Inc.	13	848
		80,018
Real Estate Management & Development 0.0%
CBRE Group, Inc. "A"*	28	977
Telecommunication Services 0.7%
Diversified Telecommunication Services 0.5%
AT&T, Inc.	17	655
CenturyLink, Inc.	230	5,739
Level 3 Communications, Inc.*	41	2,440
Verizon Communications, Inc.	29	1,353
Zayo Group Holdings, Inc.*	27	868
		11,055
Wireless Telecommunication Services 0.2%
T-Mobile U.S., Inc.*	10	674
Telephone & Data Systems, Inc.	71	2,025
United States Cellular Corp.*	8	320
		3,019
Utilities 9.5%
Electric Utilities 4.6%
Alliant Energy Corp.	124	5,142
American Electric Power Co., Inc.	87	6,245
Avangrid, Inc.	12	545
Duke Energy Corp.	43	3,684
Edison International	130	10,604
Entergy Corp.	78	6,167
Eversource Energy	58	3,600
Exelon Corp.	261	9,477
FirstEnergy Corp.	150	4,386
Great Plains Energy, Inc.	82	2,356
Hawaiian Electric Industries, Inc.	57	1,889
NextEra Energy, Inc.	26	3,677
OGE Energy Corp.	160	5,701
PG&E Corp.	71	4,855
Pinnacle West Capital Corp.	87	7,686
PPL Corp.	66	2,634
Southern Co.	65	3,290
Westar Energy, Inc.	84	4,448
Xcel Energy, Inc.	147	7,043
		93,429
Gas Utilities 0.7%
Atmos Energy Corp.	46	3,832
National Fuel Gas Co.	26	1,476
UGI Corp.	174	8,905
		14,213
Independent Power & Renewable Electricity Producers 0.4%
AES Corp.	551	6,436
Calpine Corp.*	49	629
NRG Energy, Inc.	28	450
		7,515
Multi-Utilities 3.5%
Ameren Corp.	146	8,286
CenterPoint Energy, Inc.	216	6,180
CMS Energy Corp.	117	5,547
Consolidated Edison, Inc.	95	7,865
Dominion Energy, Inc.	28	2,262
DTE Energy Co.	52	5,695
MDU Resources Group, Inc.	41	1,116
NiSource, Inc.	357	9,307
Public Service Enterprise Group, Inc.	198	8,892
SCANA Corp.	66	4,501
Sempra Energy	39	4,543
Vectren Corp.	79	4,846
WEC Energy Group, Inc.	16	1,004
		70,044
Water Utilities 0.3%
American Water Works Co., Inc.	62	4,847
Aqua America, Inc.	38	1,243
		6,090
Total Common Stocks (Cost $1,996,754)		2,007,966
Exchange-Traded Fund 0.1%
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (a) (Cost $1,737)	60	1,746
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,998,491) †	99.8	2,009,712
Other Assets and Liabilities, Net	0.2	4,943
Net Assets	100.0	2,014,655

For information on the Fund, please refer to the Fund’s prospectus.
*	Non-income producing security.
†	The cost for federal income tax purposes was $1,998,491. At May 31, 2017, net unrealized appreciation for all securities based on tax cost was $11,221. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $51,238 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $40,017.
(a)	Affiliated fund managed by DBX Advisors LLC, a subsidiary of Deutsche Bank AG.

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended May 31, 2017 is as follows:

Affiliate	Value ($) at May 1, 2017	Purchases Cost ($)	Sales Proceeds ($)	Realized Gain/(Loss) ($)	Income Distribu- tions ($)	Capital Gain Distribu- tions ($)	Value ($) at May 31, 2017
Deutsche X-trackers Russsell 1000 Comprehensive Factor ETF	—	2,895	1,134	(24)	—	—	1,746

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$2,007,966	$—	$—	$2,007,966
Exchange-Traded Fund	1,746	—	—	1,746
Total	$2,009,712	$—	$—	$2,009,712

There have been no transfers between fair value measurement levels during the period ended May 31, 2017.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche U.S. Multi-Factor Fund, a series of Deutsche Institutional Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 21, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 21, 2017